TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 20,964	$ 18,076
Prepaid expenses	2,288	2,392
Value added tax	1,453	2,486
Other receivables	1,117	2,363
Taxes and social securities	1,797	4,666
Trade and other current receivables	$ 27,619	$ 29,983